Investor A Institutional [Member] Investment Objectives and Goals - Investor A, Institutional - iShares S&P 500 Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About iShares S&P 500 Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the iShares S&P 500 Index Fund (the “Fund”), a series of BlackRock Funds III (the “Trust”), is to seek to provide investment results that correspond to the total return performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index” or the “Underlying Index”).